Financial Instruments (Effect of Derivative Instruments Table) (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Derivative Instruments, Gain (Loss)
Amount of gain (loss) recognized in income on derivatives	$ (263)	[1]	$ (347)	[1]	$ (81)	[1]
Gain (loss) recognized in earnings attributable to risk being hedged	(241)	[2]	340	[2]	108	[2]
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, Effective Portion Recognized in OCI	2,095		216		6
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, Effective Portion Reclassified from AOCI to Earnings	97		167		253
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, (Ineffectiveness) and Amounts Excluded from Effectiveness Testing	(1)	[3]	3	[3]	14	[3]
Gain on fair value hedges ineffectiveness	4		0
Derivative instruments in fair value hedging relationships
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, (Ineffectiveness) and Amounts Excluded from Effectiveness Testing	0		0		0
Derivative instruments in cash flow hedging relationships
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, (Ineffectiveness) and Amounts Excluded from Effectiveness Testing	0		0		0
Foreign exchange Contracts | Derivative instruments in cash flow hedging relationships
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, Effective Portion Recognized in OCI	958		43		32
Foreign exchange Contracts | Derivative instruments in net investment hedging relationships
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, Effective Portion Recognized in OCI	1,136	[4]	173	[4]	(26)	[4]
Cost of financing | Interest rate contracts | Derivative instruments in fair value hedging relationships
Derivative Instruments, Gain (Loss)
Amount of gain (loss) recognized in income, recognized on derivative instruments in fair value hedges	231	[1],[5]	(109)	[1],[5]	65	[1],[5]
Gain (loss) recognized in earnings attributable to risk being hedged	(127)	[2],[5]	202	[2],[5]	59	[2],[5]
Interest expense | Interest rate contracts | Derivative instruments in fair value hedging relationships
Derivative Instruments, Gain (Loss)
Amount of gain (loss) recognized in income, recognized on derivative instruments in fair value hedges	206	[1],[5]	(74)	[1],[5]	55	[1],[5]
Gain (loss) recognized in earnings attributable to risk being hedged	(114)	[2],[5]	138	[2],[5]	50	[2],[5]
Interest expense | Interest rate contracts | Derivative instruments in cash flow hedging relationships
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, Effective Portion Reclassified from AOCI to Earnings	(1)				(6)
Interest expense | Foreign exchange Contracts | Derivative instruments in net investment hedging relationships
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, (Ineffectiveness) and Amounts Excluded from Effectiveness Testing	0	[3],[4]	3	[3],[4]	11	[3],[4]
Other (income) and expense | Interest rate contracts | Derivative instruments not designated as hedging instruments
Derivative Instruments, Gain (Loss)
Amount of gain (loss) recognized in income on derivatives	34	[1]
Other (income) and expense | Foreign exchange Contracts | Derivative instruments in cash flow hedging relationships
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, Effective Portion Reclassified from AOCI to Earnings	98		162		237
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, (Ineffectiveness) and Amounts Excluded from Effectiveness Testing	(1)	[3]	0	[3]	3	[3]
Other (income) and expense | Foreign exchange Contracts | Derivative instruments not designated as hedging instruments
Derivative Instruments, Gain (Loss)
Amount of gain (loss) recognized in income on derivatives	(776)	[1]	(328)	[1]	(311)	[1]
Other (income) and expense | Equity contracts | Derivative instruments not designated as hedging instruments
Derivative Instruments, Gain (Loss)
Amount of gain (loss) recognized in income on derivatives	(9)	[1]
Cost of sales | Foreign exchange Contracts | Derivative instruments in cash flow hedging relationships
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, Effective Portion Reclassified from AOCI to Earnings	(15)		(34)		7
SG&A expense | Foreign exchange Contracts | Derivative instruments in cash flow hedging relationships
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, Effective Portion Reclassified from AOCI to Earnings	15		39		16
SG&A expense | Equity contracts | Derivative instruments not designated as hedging instruments
Derivative Instruments, Gain (Loss)
Amount of gain (loss) recognized in income on derivatives	$ 51	[1]	$ 164	[1]	$ 110	[1]

[1]

The amount includes changes in clean fair values of the derivative instruments in fair value hedging relationships and the periodic accrual for coupon payments required under these derivative contracts.

[2]

The amount includes basis adjustments to the carrying value of the hedged item recorded during the period and amortization of basis adjustments recorded on de-designated hedging relationships during the period.

[3]	The amount of gain/(loss) recognized in income represents ineffectiveness on hedge relationships.
[4]	Instruments in net investment hedges include derivative and non-derivative instruments
[5]

For the year ended December 31, 2014, fair value hedges resulted in a gain of $4 million in ineffectiveness. There were no amounts recorded as ineffectiveness on fair value hedges for the year ended December 31, 2013.